Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class A Common Stock	Class B Common Stock
Balance at Dec. 31, 2018	$ 23,099	$ 24,425	$ (1,901)		$ 575
Balance (in Shares) at Dec. 31, 2018					5,750,000	[1]
Net income (loss)	(548)		(548)
Balance at Dec. 31, 2019	22,551	24,425	(2,449)		$ 575
Balance (in Shares) at Dec. 31, 2019					5,750,000	[1]
Net income (loss)
Balance at Mar. 31, 2020	22,551	24,425	(2,449)		$ 575
Balance (in Shares) at Mar. 31, 2020					5,750,000
Balance at Dec. 31, 2019	22,551	24,425	(2,449)		$ 575
Balance (in Shares) at Dec. 31, 2019					5,750,000	[1]
Sale of Class A common stock in initial public offering	220,866,701	220,864,401		$ 2,300
Sale of Class A common stock in initial public offering (in Shares)				23,000,000
Sale of private placement Class A common stock to Sponsor in private placement	4,801,451	4,801,401		$ 50
Sale of private placement Class A common stock to Sponsor in private placement (in Shares)				500,000
Offering costs	(4,550,163)	(4,550,163)
Shares subject to possible redemption	$ (213,257,740)	(213,255,607)		$ (2,133)
Shares subject to possible redemption (in Shares)	21,325,774			(21,325,774)
Net income (loss)	$ (2,882,799)		(2,882,799)
Balance at Dec. 31, 2020	5,000,001	7,884,457	(2,885,248)	$ 217	$ 575
Balance (in Shares) at Dec. 31, 2020				2,174,226	5,750,000
Balance at Mar. 31, 2020	22,551	24,425	(2,449)		$ 575
Balance (in Shares) at Mar. 31, 2020					5,750,000
Net income (loss)
Balance at Jun. 30, 2020	22,551	24,425	(2,449)		$ 575
Balance (in Shares) at Jun. 30, 2020					5,750,000	[1]
Balance at Dec. 31, 2020	5,000,001	7,884,457	(2,885,248)	$ 217	$ 575
Balance (in Shares) at Dec. 31, 2020				2,174,226	5,750,000
Shares subject to possible redemption	(338,100)	(338,097)		$ (3)
Shares subject to possible redemption (in Shares)				(33,810)
Net income (loss)	338,104		338,104
Balance at Mar. 31, 2021	5,000,005	7,546,360	(2,547,144)	$ 214	$ 575
Balance (in Shares) at Mar. 31, 2021				2,140,416	5,750,000
Shares subject to possible redemption	1,911,425	1,911,385		$ 40
Shares subject to possible redemption (in Shares)				400,731
Net income (loss)	(1,911,426)		(1,911,426)
Balance at Jun. 30, 2021	$ 5,000,004	$ 9,457,745	$ (4,458,570)	$ 254	$ 575
Balance (in Shares) at Jun. 30, 2021				2,541,147	5,750,000

[1]	This number has been retroactively restated to reflect the recapitalization of the Company in the form of a 2.5-for-1 stock split and subsequent return to the Company, which resulted in cancellation of 8,625,000 Founder Shares (see Note 6).